Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash used in operating activities
Loss for the period	$ (106,543)	$ (81,035)
Adjustments for non-monetary items:
Share-based compensation expense	9,192	27,216
Impairments of assets	872	1,937
Depreciation of property, plant and equipment	514	517
Amortization of intangible assets	103	57
Impairment of intangible assets	743	0
Depreciation of right-of-use assets	846	606
Share of results in joint venture	2,130	4,419
Deferred tax asset	(8,065)	(7,991)
Change in defined benefit pension liability	0	132
Convertible loans, derivatives, change in fair value	0	(30,310)
Warrant obligations, change in fair value	(1,253)	0
Employee stock purchase plan deductions	244	0
Financial expense (income)	21,341	(407)
Exchange differences	90	(272)
Operating loss before working capital changes	(79,786)	(85,131)
Decrease in accounts receivable, net	49,089	9,355
Decrease in other current assets	(2,079)	(4,282)
Decrease in other current assets	1,422	3,797
Increase in other long-term assets	(738)	0
(Decrease) increase in accounts payable	(2,562)	970
Increase in income taxes	1,192	5,874
Decrease in other current liabilities	(16,297)	(791)
Increase in other long-term liabilities	3,839	0
Cash used in operating activities	(45,920)	(70,208)
Interest paid	(7,779)	(3,562)
Interest received	5,167	36
Interest expense on lease obligations	257	101
Payments made under royalty financing transaction	(6,230)	(4,446)
Tax refund/(payments)	2,909	(8,813)
Net cash used in operating activities	(51,596)	(86,892)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(2,208)	(279)
Payment for purchase of intangible assets	(20)	(1,648)
Refund/(payment) for deposits	200	(210)
Net cash used in investing activities	(2,028)	(2,137)
Cash provided by (used in) financing activities
Proceeds from deferred royalty transaction	75,000	0
Principal portion of lease obligation payments	(457)	(510)
Net cash provided by (used in) financing activities	74,543	(510)
Net decrease in cash and cash equivalents	20,919	(89,539)
Exchange losses on cash and cash equivalents	150	(227)
Cash and cash equivalents at beginning of the period	326,441	466,544
Cash and cash equivalents at end of the period	347,510	376,778
Supplemental Non-Cash Investing Information
Capital expenditures and intangible asset acquisitions recorded in Accounts payable	270	114
Deferred royalty obligation transaction costs recorded in Accounts payable	$ 1,898	$ 0